Revenue from Unaffiliated Customers by Geographic Region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 6,645	$ 7,101	$ 11,596
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	3,074	2,958	2,349
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 3,571	$ 4,143	$ 9,247